Fair Value Measurements (Narrative) (Details) - Solid Concepts Inc [Member] - Ordinary Shares [Member] $ in Thousands	3 Months Ended
Dec. 31, 2016 USD ($) shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares issued as consideration for business acquisition | shares	149,327
Value of ordinary shares issued as consideration for business acquisition	$ 3,500
Cash given as consideration for business acquisition	$ 500